S000031375 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	123 Months Ended	171 Months Ended	277 Months Ended	332 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Columbia Select Small Cap Value Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent	12.93%	9.39%	7.18%
Performance Inception Date				Oct. 01, 2014
Columbia Select Small Cap Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	5.99%	7.70%	6.13%
Performance Inception Date							Apr. 25, 1997
Columbia Select Small Cap Value Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.92%	5.68%	4.23%
Performance Inception Date							Apr. 25, 1997
Columbia Select Small Cap Value Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.79%	5.96%	4.57%
Performance Inception Date							Apr. 25, 1997
Columbia Select Small Cap Value Fund Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent	12.83%	9.33%	7.12%
Performance Inception Date						Nov. 30, 2001
Columbia Select Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	12.74%	9.26%	7.03%
Performance Inception Date					Sep. 27, 2010